Revenue (Details) - Schedule of contract balances £ in Thousands	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Schedule of contract balances [Abstract]
Trade receivables	£ 12,715	$ 7,243	£ 7,243	$ 291	£ 291
Contract assets	153	$ 599	599	$ 8	8
Contract liabilities	£ (15,668)		£ (9,059)		£ (385)